DEPOSITS DUE FROM A THIRD PARTY (Details)	1 Months Ended		6 Months Ended
	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination | ¥	¥ 20,000,000
Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposit period			12 months
Deposit due			$ 2,752,092	$ 2,816,941
Asset Merger Margin Custodian Agreement | Nanjing Yunbei
DEPOSITS DUE FROM A THIRD PARTY
Deposits made to a third party for future business combination		$ 2,554,539